Summary Of Material Accounting Policies	12 Months Ended
Dec. 31, 2025
Summary Of Material Accounting Policies [Abstract]
Summary Of Material Accounting Policies
Note 2—Summary of material accounting policies
Basis of preparation
The consolidated financial statements have been prepared in compliance with IFRS Accounting Standards as issued by the International Accounting Standards Board (‘IASB’) and in accordance with IFRS Accounting Standards as adopted by the European Union (‘IFRS Accounting Standards’), as at 31 December 2025.
The consolidated financial statements have been prepared on a historical cost basis, except where fair value is required by IFRS Accounting Standards.
The consolidated financial statements are presented in euro (EUR). Unless otherwise stated, all amounts are rounded to the nearest million, except share and earnings per share data and audit and non-audit
fee disclosures.
Changes in accounting policies
The accounting policies adopted are consistent with those of the previous financial year, except for the changes in the accounting policy disclosed under “Significant accounting judgments and estimates” below. Any new IFRS Accounting Standards amendments, effective from 1 January 2025 and not mentioned below are not applicable to the Group.

New standards and interpretations not yet adopted
A number of new standards and amendments to standards and interpretations are relevant for the Group and effective for annual periods beginning on or after 1 January 2026, and have not been early adopted in preparing these consolidated financial statements:

1.	Sale or contribution of assets between an investor and its associate or joint venture – Amendments to IFRS 10 and IAS 28
The IASB has made limited scope amendments to IFRS 10 (‘Consolidated Financial Statements’) and IAS 28 (‘Investments in Associates and Joint Ventures’) which clarify the accounting treatment for sales or contribution of assets between an investor and their associates or joint ventures. They confirm that the accounting treatment depends on whether the non-monetary
assets sold or contributed to an associate or joint venture constitute a ‘business’ (as defined in IFRS 3 Business Combinations).
Where the
non-monetary
assets constitute a business, the investor will recognize the full gain or loss on the sale or contribution of assets. If the assets do not meet the definition of a business, the gain or loss is recognized by the investor only to the extent of the other investor’s interests in the associate or joint venture. The amendments apply prospectively. The IASB decided to defer the application date of this amendment until such time as the IASB has finalised its research project on the equity method.

2.	IFRS 18 Presentation and Disclosure in Financial Statements
On 9 April 2024, the IASB issued ‘IFRS 18 Presentation and Disclosure in Financial Statements’. This new standard focuses on updates to the statement of profit or loss. The key concepts introduced in IFRS 18 relate to the structure of the statement of profit or loss, required disclosures in the financial statements for certain profit or loss performance measures that are reported outside an entity’s financial statements (management-defined performance measures) and enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes in general.
IFRS 18 will replace IAS 1, many of the other existing principles in IAS 1 are retained, with limited changes. IFRS 18 will not impact the recognition or measurement of items in the financial statements, but it might change what an entity reports as its ‘operating profit or loss’.
On 13 February 2026 IFRS 18 was endorsed by the EU and will apply for reporting periods beginning on or after 1 January 2027 and also applies to comparative information. . The Group has yet to assess the impact to its consolidated financial statements of the changes in presentation and disclosure required by IFRS 18.

3.	Amendment to IFRS 9 and IFRS 7—Classification and Measurement of Financial Instruments
On 30 May 2024, the IASB issued ‘Amendment to IFRS 9 and IFRS 7—Classification and Measurement of Financial Instruments’. These amendments: clarify the requirements for the timing of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system; clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion; add new disclosures for certain instruments with contractual terms that can change cash flows (such as some instruments with features linked to the achievement of environment, social and governance (ESG) targets); and make updates to the disclosures for equity instruments designated at Fair Value through Other Comprehensive Income (FVOCI). The amendments to IFRS 9 and IFRS 7 were endorsed by the EU and are effective for annual reporting periods beginning on or after 1 January 2026, with early application permitted. The Group has yet to assess the impact of these amendments to its consolidated financial statements.

4.	Annual improvements to IFRS – Volume 11
In July 2024, the IASB issued ‘Annual Improvements to IFRS Accounting Standards – Volume 11’, which amend the following standards: IFRS 1 First-time Adoption of International Financial Reporting Standards,

IFRS 7 Financial Instruments: Disclosures and its accompanying Guidance on implementing IFRS 7, IFRS 9 Financial Instruments, IFRS 10 Consolidated Financial Statements and IAS 7 Statement of Cash Flows. The amendments were endorsed by the EU and are effective for annual reporting periods beginning on or after 1 January 2026, with early application permitted. The Group has yet to assess the impact of these amendments to its consolidated financial statements.

5.	Amendments to Illustrative Examples on IFRS 7, IFRS 18, IAS 1, IAS 8, IAS 36 and IAS 37- Disclosures about Uncertainties in the Financial Statements
These amendments include examples illustrating how an entity applies the requirements in IFRS Accounting Standards to disclose the effects of uncertainties in its financial statements. The examples demonstrate how to disclose the impacts of uncertainties within climate-related scenarios, but the principles and requirements are also applicable to disclosure of other uncertainties. The examples do not add to or change requirements in IFRS Accounting Standards and therefore there are no transition requirements. Instead, these examples will accompany the respective IFRS Accounting Standards to which they relate.
Basis of consolidation
The consolidated financial statements comprise the financial statements of the Company and its controlled subsidiaries, after the elimination of all inter-company transactions. Subsidiaries are fully consolidated from the date the Company obtains control until such time as control ceases. The financial statements of subsidiaries are generally prepared for the same reporting period as the Company, using consistent accounting policies. If required, adjustments are made to align any dissimilar accounting policies that may exist. For details regarding the subsidiaries included in the consolidated financial statements see Note 41.
Total comprehensive income or loss incurred by a subsidiary is attributed to the non-controlling
interest even if that results in a deficit balance. Should a change in the ownership interest in a subsidiary occur, without a loss of control, this is accounted for as an equity transaction.
Should the Group cease to have control, any retained interest in the entity is re-measured
to its fair value at the date when control is lost, with the change in carrying amount recognized in profit or loss. The fair value is the initial carrying amount for the purpose of subsequently accounting for the retained interest as an associate, joint venture or financial asset. In addition, any amounts previously recognized in other comprehensive income in respect of that entity are accounted for as if the Group had directly disposed of the related assets or liabilities. This may mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss.
Non-controlling
interests in the results and equity of subsidiaries are presented separately in the consolidated income statement, consolidated statement of comprehensive income, consolidated statement of changes in shareholders’ equity and consolidated statement of financial position respectively.
Investments in joint arrangements
Under IFRS 11, investments in joint arrangements are classified as either joint operations or joint ventures depending on the contractual rights and obligations of each investor. Joint ventures are accounted for using the equity method whereby the interest is initially recognized at cost and is then adjusted thereafter to recognize the Group’s share of the post-acquisition profits or losses and movements in other comprehensive income. When the Group’s share of losses in a joint venture equals or exceeds its interest in the joint venture (including any long-term interest which, in substance, forms part of the Group’s net investment in the joint venture), the Group does not recognize further losses unless it has incurred obligations or made payments on behalf of the joint venture.

Unrealized gains on transactions between the Group and a joint venture are eliminated to the extent of the Group’s interest in the joint venture. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Financial statements of joint ventures are prepared for the same reporting year as the Group with adjustments made as necessary to bring the accounting policies used into line with those of the Group.
The Group assesses investments in joint ventures for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. If any such indication of impairment exists, the carrying amount of the investment is compared with its recoverable amount, being the higher of its fair value less costs to sell and value-in-use.
Where the carrying amount exceeds the recoverable amount, the investment is written down to its recoverable amount. The Group ceases to use the equity method of accounting on the date from which it no longer has joint control over the joint venture or when the investment is classified as held for sale.
Investments accounted for using the equity method
An associate is an entity in which the Group has significant influence but not control or joint control. The Group accounts for investments in associates using the equity method of accounting as described above. Goodwill relating to an associate is included in the carrying amount of the investment and is not amortised.
The Group determines at each reporting date whether there is any objective evidence that the investment in the associate is impaired. If this is the case, the Group calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value and recognizes the amount within ‘Share of associates’ result’ in the consolidated income statement.
The Group’s share of post-acquisition profit or loss is recognized in the consolidated income statement, and its share of post-acquisition movements in other comprehensive income is recognized in other comprehensive income with a corresponding adjustment to the carrying amount of the investment. When the Group’s share of losses in an associate equals, or exceeds, its interest in the associate, including any other unsecured receivables, the Group does not recognize further losses unless it has incurred legal or constructive obligations or made payments on behalf of the associate. In general, the financial statements of associates are prepared for the same reporting year as the parent company, using consistent accounting policies. If required, adjustments are made to align any dissimilar accounting policies that may exist. For details regarding the associates included in the consolidated financial statements see Note 4
1
.
Profits and losses resulting from upstream and downstream transactions between the Group and an associate are recognized in the Group’s consolidated financial statements only to the extent of unrelated investors’ interests in the associate. Dilution gains and losses arising in investments in associates are recognized in the consolidated income statement.
The Group ceases to use the equity method of accounting on the date from which it no longer has significant influence over the associate, or when the interest becomes classified as an asset held for sale.
Significant accounting judgments and estimates

1	Changes in accounting estimates
In 2025, and following the acquisition of Intelsat, management has made one change to the estimates applied for the financial year ended 31 December 2025. With respect to the Company’s slot-satellite-ground cash-generating units (‘SSG CGUs‘), management now monitors its goodwill by grouping all its SSG CGUs together into a single group for the purpose of the impairment test. Management made this change due to (a) the transformative nature of the Intelsat acquisition, (b) the substantial synergies expected to be realized due to the acquisition, which affect all assets of the group, and (c) management’s profitability analysis being performed at the business level, not by vertical or asset. In 2024, management grouped its CGUs in two groups: geostationary satellites (‘GEO‘) and medium Earth orbit satellites (‘MEO’).

2	Judgments
Other than the changes in accounting estimates mentioned above, in the process of applying the Group’s accounting policies, management has made the following judgments, apart from those involving estimations, which have the most significant effect on the amounts recognized in the financial statements.

i.	Taxation
The Group operates in numerous tax jurisdictions and management is required to assess tax issues and exposures across its entire operations and to accrue for potential liabilities based on its interpretation of country-specific tax law and best estimates. In conducting this review management assesses the magnitude of the issue and the likelihood, based on experience and specialist advice, as to whether it will result in a liability for the Group. If this is deemed to be the case, then a provision is recognized for the potential taxation charges. More details are given in Notes 10 and 30.
One significant area of management judgement is around transfer pricing. Whilst the Group employs dedicated members of staff to establish and maintain appropriate transfer pricing structures and documentation, judgement still needs to be applied, and hence potential tax exposures can be identified in the different jurisdictions where the Group operates. The Group, as part of its overall assessment of liabilities for taxation, reviews in detail the transfer pricing structures in place and records provisions where this seems appropriate on a case-by-case
basis.

ii.	The impact of changes in inflation and interest rates
The Group has considered the potential impact of changes in inflation and interest rates during the period on its financial statements particularly in its estimations of future cash flows and assumptions about financing costs.
The main effect observed in 2025 has been an increase in discount rates applied to EUR flows used to reflect the time value of money and adjustments to cash flows to account for an increase in risk-free rates in EUR terms and the peer-group beta. The discount rates applied to USD flows were slightly decreased as the increase in peer-group beta was more than offset by a decrease in risk-free rates in USD terms. Please refer to Note 17 (‘Intangible assets’) for further details.

iii.	Consolidation of entities in which the Group holds 50% or less
The Group consolidates a subsidiary where it has: power over the subsidiary; exposure, or rights, to variable returns from that subsidiary; and the ability to use its power over the subsidiary to affect the amount of the Group’s returns.

•	Al Maisan Satellite Communication Company L.L.C. (‘Al Maisan’)
Management has concluded that the Group controls Al Maisan even though it holds a 35%
economic interest in the company since it has the majority of the voting rights on Al Maisan’s board of directors and there are no
voting rights at the shareholder level which could affect SES’ control. SES has effective control over the relevant activities of Al Maisan, such as budget approval, appointment and removal of the Chief Executive Officer and senior management team members as well as over the appointment or removal of the majority of the members of the board of directors. The entity is therefore consolidated with a
65%
non-controlling
interest (see Note 27).

•	LuxGovSat S.A. (‘LuxGovSat’)
SES and the Luxembourg government jointly incorporated LuxGovSat
,
subscribing equally in the equity of the company. Management has concluded that the Group controls LuxGovSat since it has effective control over the relevant activities of the entity. It is therefore consolidated with a
50
%
non-controlling
interest (see Note
27)
.

•	West Africa Platform Services Ltd, Ghana (‘WAPS’)
Management has concluded that the Group controls WAPS even though it holds a 49% economic interest in the company since it has the majority of the voting rights on the company’s board of directors and there are no voting rights at the shareholder level which could affect SES’ control. Through control over the selection of key management positions and oversight of the company’s day-to-day
operations, the Company has the requisite powers to control and consolidate the company with a 51%
non-controlling
interest. Note that the Company disposed of its interest in WAPS during the fourth quarter of 2024.

•	Luxembourg Space Sector Development SCSp
Management has concluded that the Group controls this entity since whilst SES and the Government of Luxembourg have equal voting rights in the fund’s Investor Committee, and hence jointly set the investment policy and approve investments, an SES affiliate, in its capacity as fund manager, oversees all day-to-day
management and investment aspects of the fund and retains the decision-making power with regard to any decision not specifically attributed to the Investor Committee.

•	Horizons Satellite Holdings LLC (‘Horizons Holdings’)
Horizons Satellite Holdings LLC is a 50% / 50% joint venture with JSAT International,
Inc. (‘JSAT‘) that holds
a 100% interest in

two
subsidiary companies
:
Horizons-1
Satellite LLC and
Horizons-2
Satellite LLC. Management has concluded that the Group controls Horizons Holdings since it has effective control over the relevant activities of the entity. It is therefore consolidated with a
50
%
non-controlling
interest (see Note
27)
. The Group is the primary beneficiary of the operations of the joint venture because decisions relating to any future relocation of the Horizons
2
satellite, the most significant asset of the joint venture, are effectively controlled by SES.

iv.	SES Space and Defense Inc. (‘SES SD’)
SES SD and its 100% subsidiary
Global Enterprise Solutions Inc. are subject to a Proxy Agreement agreed with the Defense Counterintelligence and Security Agency (‘DCSA’) of the US Department of Defense (‘DOD’) to mitigate foreign ownership, control or influence (‘FOCI’). A proxy agreement is required when a foreign person acquires or merges with a U.S. entity that has a facility security clearance. A proxy agreement conveys a foreign owner’s voting rights to independent proxy holders, comprising the proxy board. Proxy Holders are cleared U.S. citizens approved by DCSA.
DCSA require that SES SD operate pursuant to a FOCI mitigation agreement due to its indirect ownership by a non-U.S. entity SES and due to SES SD’s U.S. government contracts that required access to classified information. The Proxy Agreement enables SES SD to participate in classified contracts with the U.S. Government despite being owned by a non-U.S. corporation.
As a result of the Proxy Agreement, certain limitations are placed on the information which may be shared, and the interaction which may occur, between SES SD and other Group companies. The Proxy Holders, in addition to acting as directors of SES SD, vote in place of the foreign parent in the interest of SES’s shareholders and of U.S. national security.
SES’s assessment of the effective control over the relevant activities of SES SD encompassed the ability to effect those activities that significantly affect the investee’s returns, the appointment of the Proxy Holders, and the exposure to the variability of financial returns based on the financial performance of SES SD.

Based on this assessment, SES concluded that, from an IFRS 10 perspective, SES has, and is able to exercise, power over the relevant activities of SES SD and has an exposure to variable returns from its involvement in SES SD—and therefore controls the entity.

3	Estimation uncertainty
The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year(s), are described below. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising beyond the control of the Group. Such changes are reflected in revisions to the assumptions when they occur.

i.	Impairment testing for goodwill, definite-life intangible assets, and space segment assets including assets under construction
The Group performs impairment tests to determine whether goodwill, definite-life intangible assets (principally orbital slot rights), and space segment assets (including assets under construction) are impaired. Impairment testing procedures are performed annually, or whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. If any such indication exists, the Group determines an estimate of the recoverable amount, as the higher of: (1) the fair value less cost of disposal and, (2) its value-in-use,
to determine whether the recoverable amount exceeds the carrying amount included in the consolidated financial statements. The annual impairment tests are performed as of 31 December each year. The recoverable amounts are determined based on a value-in-use
calculation using the three-year business plans approved by the board of directors.
Establishing the
value-in-use
requires the Group to make an estimate of the expected future post-tax
cash flows from the slot-satellite-ground CGU and to choose a suitable post-tax
discount rate and post-business plan growth rate to calculate the present value of those cash flows. For the Group’s slot-satellite-ground CGUs, the estimation of the value-in-use
also requires estimations of the future commercial revenues to be generated by each slot and the satellites located therein, particularly related to new markets or services, the impact of past in-orbit
anomalies and their potential impact on the satellite’s ability to provide its expected commercial service, and the amount and timing of future capital expenditures to maintain those revenues, if required.
The calculations of
value-in-use
are most sensitive to:

a.	Movements in the underlying business plan assumptions
Business plans are drawn up annually and provide an assessment of the expected developments for a three-year period beyond the end of the year when the plan is drawn up. These business plans reflect both the most up-to-date
assumptions concerning the slot-satellite-ground CGU’s market(s) and business trends. For the provision of satellite capacity these will particularly consider the following factors:

•	revenue: based on expected developments in transponder fill rates, including the impact of replacement capacity, and customer pricing; and

•
capital expenditure: any changes in the expected capital expenditure cycle, for example due to the technical degradation of a satellite or the need for replacement capacity; and any changes in satellite procurement, launch or cost assumptions, including launch schedules.

b.	Changes in discount rates
Discount rates reflect management’s estimate of the risks specific to the primary currency to determine the post-tax
weighted average cost of capital used for each slot-satellite-ground CGU. This reflects market interest rates of twenty-year bonds in the market concerned, the capital structure of businesses in the Group’s business sector, and other factors, as necessary, applied specifically to the primary currency.

c.	Changes in growth rate assumptions
Growth rate assumptions used to extrapolate cash flows beyond the business plan period are based on commercial experience relating to the types of slot-satellite-ground CGUs concerned and the expectations for developments in the market(s) which they serve.

ii.	Recoverability of deferred tax assets
The Group recognizes deferred tax assets primarily in connection with the carry-forward of unused tax losses and tax credits. The Group reviews the tax position in the different jurisdictions in which it operates to assess the need to recognize such assets based mainly on projections of taxable profits to be generated in each of those jurisdictions. The carrying amount of each deferred tax asset is reviewed at each reporting date and reduced to the extent that current projections indicate that it is no longer probable that sufficient taxable profits will be available to enable all, or part, of the asset to be recovered.

iii.	Expected credit losses on trade receivables and unbilled accrued revenue
The Group estimates expected credit losses on trade receivables and unbilled accrued revenues using a provision matrix based on loss expectancy rates and forward-looking information. The Group records additional losses if circumstances or forward-looking information cause the Group to believe that an additional collectability risk exists which is not reflected in the loss expectancy rates (Note 24).

iv.	Insurance claim in connection with first generation mPOWER satellites
In 2023, health issues emerged with the initial four mPower satellites, prompting SES to initiate insurance claims under its ‘Launch plus sixteen months’ insurance policies. The Company submitted
Proof-of-Loss
documentation to its insurers and negotiations with those companies were initiated in 2024 and will continue beyond the year-end.
In the absence of formal acceptance of the claims by most of the external insurers, management is of the view that these claims qualify as contingent assets in the sense of IAS 37. Accordingly, income is only recognized when claims with individual insurers are agreed and settled.

v.	Fair value of financial instruments that are not traded in an active market
The fair value of financial instruments that are not traded in an active market is determined using valuation techniques. The Group uses its judgement to select a variety of methods and make assumptions that are mainly based on market conditions existing at the end of each reporting period. For details of the key assumptions used, and the impact of changes to these assumptions, see Note 23.

vi.	Fair value of contingent value rights
The fair value of the contingent value rights was determined based on a probability-weighted model. Management made certain assumptions in determining the fair value, which included the following:

•	a range of potential prices($/MHz) associated with the Applicable Spectrum;

•	a probability of occurrence of the FCC receiving auction authority to repurpose all or part of the Applicable Spectrum;

•	an assessment of the amount of the Applicable Spectrum to be repurposed under the FCC’s auction authority;

•	an assessment of the estimated average Accelerated Relocation Payments (“ARPs”) as a percentage of the proceeds and the relative share for the combined entity of SES and Intelsat;

•	a probability of the satellite operators, including SES, being able to successfully clear portions of the Applicable Spectrum in a timely and orderly manner;

•	an assessment of an estimated tax rate to be applied to any proceeds;

•	an assessment of the phases and timing of receipt of the proceeds; and

•	an assessment of a discount rate to be applied to the future proceeds.

vii.	Defined benefit pension obligation
The Group operates defined benefit pension plans in US. The cost of providing benefits to eligible participants under the defined benefit retirement plan is calculated using the plan’s benefit formulas, which take into account the participants’ remuneration, dates of hire, years of eligible service, and certain actuarial assumptions. In addition, as part of the overall medical plan, the Group provides postretirement medical benefits to certain current retirees who meet the criteria under the medical plan for postretirement benefit eligibility. Refer to the Employee benefit obligations section below for details on how the liability, net interest cost, and remeasurement gains and losses are calculated and reported.
Expenses for defined benefit retirement plan and for postretirement medical benefits are developed from actuarial valuations. Any significant decline in the fair value of our defined benefit retirement plan assets or other adverse changes to the significant assumptions used to determine the plan’s funded status would negatively impact its funded status and could result in increased funding in future periods.
Key assumptions used in determining the present value of future benefit payments include discount rates, mortality assumptions, health care trend costs, and inflation rates. These inputs are reviewed and updated on an annual basis. For details of the key assumptions used, and the impact of changes to these assumptions, see Note 33.

viii.	Business combination / Purchase Price Allocation
Management used certain assumptions in determining the fair value of the assets and liabilities recognized as a result of Intelsat acquisition. The provisional fair values are disclosed in Note 4.
Business combinations
Business combinations are accounted for using the acquisition method. The consideration transferred for the acquisition of the subsidiary is measured as the aggregate of the:

•	fair value of the assets transferred;

•	fair value of liabilities incurred to the former owners of the acquired business;

•	fair value of equity interests issued by the Group;

•	fair value of any asset or liability resulting from a contingent consideration agreement; and

•	fair value of any pre-existing equity interest in the subsidiary.
For each business combination, SES measures the
non-controlling
interest in the acquiree either at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition costs incurred are expensed and included in other operating expenses.

When the Group acquires a business, it assesses the financial assets acquired and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date. Assets acquired, and liabilities assumed, are recognized at fair value, with limited exceptions.
The excess of the:

•	consideration transferred;

•	amount of any non-controlling interest in the acquired entity; and

•	acquisition-date fair value of any previous equity interest in the acquired entity;
over the fair value of the net identifiable assets acquired is recorded as goodwill. If those amounts are less than the fair value of the net identifiable assets of the business acquired, the difference is recognized directly in profit or loss as a bargain purchase.
Where settlement of any part of cash consideration is deferred, the amounts payable in the future are discounted to their present value as at the date of exchange. If the business combination is achieved in stages, the acquisition date carrying value of the Group’s previously held equity interest in the acquiree is remeasured to fair value at the acquisition date through profit or loss. Any contingent consideration to be transferred by SES will be recognized at fair value at the acquisition date. Subsequent changes to the fair value of the contingent consideration which is deemed to be an asset, or a liability, will be recognized in profit or loss.
Property, plant and equipment
Property, plant and equipment is initially recorded at historical cost, representing either the acquisition or manufacturing cost. Satellite cost includes the launcher, launch insurance, the net present value of performance incentives that are expected to be payable to the satellite manufacturers (dependent on the continued satisfactory performance of the satellites), costs directly associated with the monitoring and support of satellite construction, and interest costs incurred during the period of satellite construction.
The impact of changes resulting from a revision of management’s estimate of the cost of property, plant and equipment is recognized in the consolidated income statement in the period concerned.
Right-of-use
assets are measured at cost comprising the following:

•	the amount of the initial measurement of the corresponding lease liability;

•	any payments made at or before the commencement date of the lease, less any lease incentives received;

•	any initial direct costs; and

•	restoration costs.
Payments associated with short-term leases and leases of
low-value
assets are recogni
z
ed on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a term of twelve months or less.
Low-value
assets comprise
IT-equipment
and small items of office furniture. Costs for the repair and maintenance of these assets are recorded as an expense.

Property, plant and equipment is depreciated using the straight-line method, generally based on the following useful lives:

• Buildings	25 to 40 years
• Space segment assets	10 to 18 years
• Ground segment assets	3 to 15 years
• Other fixtures, fittings, tools and equipment	3 to 15 years
• Right-of-use assets	1 to 15 years
An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on the derecognition of an asset is included in the consolidated income statement in the period the asset is derecognized. The residual values, remaining useful lives and methods of depreciation of property, plant and equipment are reviewed at each financial year end and adjusted where necessary.
For reimbursable capitalised costs related to the procurement of satellites, launches, and upgraded ground facilities as part of the U.S.
C-band
repurposing project, the Group applies government grant accounting. The Group records credits to the recorded book values of the related asset when the costs have been incurred and the Group has obtained reasonable assurance that the costs will be reimbursed and that it will comply with the requirements attached to the reimbursement. See additional information in Note 39.
Assets in the course of construction
This caption includes primarily satellites under construction. Costs directly attributable to the purchase of a satellite and bringing it to the condition and location to be used as intended by management, such as launch costs and other related expenses like ground equipment and borrowing costs, are capitalised as part of the cost of the asset.
The cost of satellite construction may include an element of deferred consideration to satellite manufacturers referred to as satellite performance incentives. SES is contractually obligated to make these payments over the lives of the satellites, provided the satellites continue to operate in accordance with contractual specifications. Therefore, SES accounts for these payments as deferred financing, capitalising the present value of the payments as part of the cost of the satellites and recording a corresponding liability to the satellite manufacturers. An interest expense is recognized on the deferred financing and the liability is accreted based on the passage of time and reduced as the payments are made.
Once the asset enters operational service, the costs are transferred to assets in use and depreciation commences.
Borrowing costs
Borrowing costs directly attributable to the construction or production of a qualifying asset are capitalised during the construction period as part of the cost of the asset. All other borrowing costs are recognized as an expense in the period in which they are incurred.
Intangible assets

1	Goodwill
Goodwill is measured as described in the accounting policy for business combinations set out in Note 4.
After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For impairment testing, goodwill from the acquisition date is allocated to the Group’s single group of slot-satellite-ground CGUs used for goodwill monitoring purposes.

The carrying value of acquisition goodwill is not amortised, but rather is tested for impairment annually, or more frequently if required to establish whether the value is still recoverable. The recoverable amount is defined as the higher of: (1) fair value less costs to sell and,
(2) value-in-use.
Impairment expenses are recorded in the consolidated income statement. Impairment losses relating to goodwill cannot be reversed in future periods.
The Group estimates
value-in-use
based on the estimated discounted cash flows to be generated by all its slot-satellite-ground CGUs plus any third-party or non-satellite
activities, generally using the three-year business plan approved by the board of directors. Beyond a three-year period, cash flows are usually estimated on the basis of stable rates of growth or decline.
Where goodwill forms part of a CGU and part of the operation within that unit is disposed of, then the goodwill associated with the operation disposed of is included in the carrying amount of the operation when determining the gain or loss on its disposal. Goodwill disposed of in this situation is measured based on the relative values of the operation disposed of and the portion of the CGU unit retained.

2	Other intangibles

i	Orbital slot rights
Other intangibles consists mainly of rights of usage of orbital frequencies. The Group is authorised by governments to operate satellites at certain orbital locations. Governments acquire rights to these orbital locations through filings made with the International Telecommunication Union (‘ITU’), a sub-organisation
of the United Nations. The Group will continue to have rights to operate at its orbital locations so long as it maintains its authorisations to do so. The straight-line amortisation lives range from 1 to 21 years.
The Company treats all orbital slot rights as definite-life assets which are amortised over the depreciation lives of the corresponding on-station
satellites or their expected successor spacecraft where relevant. Orbital rights acquired for a non-cash
consideration are initially measured at the fair value of the consideration given.

ii	Customer relationships
Customer relationships relate to customer contracts acquired as part of a business combination. They are recognized at their fair value at the date of acquisition, based on internal analysis or more commonly through a third-party valuation at the time of the business combination, and are subsequently amortised on a straight-line based over the expected useful economic life of the asset. The current customer relationship assets are being amortised on a straight-line basis over a maximum period of

15

years.

iii	Software and development costs
Costs associated with maintaining computer software are recognized as an expense as incurred. Development costs that are directly attributable to the design and testing of identifiable and unique software products controlled by the Group are recognized as intangible assets when the following criteria are met:

•	it is technically feasible to complete the software product so that it will be available for use;

•	management intends to complete the software product and use or sell it;

•	there is an ability to use or sell the software product;

•	it can be demonstrated how the software product will generate probable future economic benefits;

•	adequate technical, financial and other resources to complete the development and to use or sell the software product are available; and

•	the expenditure attributable to the software product during its development can be reliably measured.

Directly attributable costs that are capitalised as part of the software product include the software development employee costs and an appropriate portion of relevant overheads. Other development expenditures that do not meet these criteria are recognized as an expense as incurred. Software development costs recognized as assets are amortised over their estimated useful life, not exceeding seven years.

iv	Research and development
Research expenditure and development expenditure that do not meet the criteria for capitalisation as set out above are recognized as an expense as incurred. Development costs previously recognized as an expense are not recognized as an asset in a subsequent period.
Impairment of other intangible assets, property, plant & equipment and assets in the course of construction
The Group assesses at each reporting date whether there is an indication that the carrying amount of the assets may not be recoverable. If such an indication exists then the recoverable amount of the asset or slot-satellite-ground CGU is reviewed to determine the amount of the impairment, if any. Assets other than goodwill that suffered an impairment in previous periods are reviewed for possible reversal of the impairment at the end of each reporting period.
Impairments can arise from complete or partial failure of a satellite as well as other changes in expected discounted future cash flows. Such impairment tests are based on a recoverable value determined using estimated future cash flows and an appropriate discount rate. The estimated cash flows are based on the most recent business plans. If an impairment is identified, the carrying value will be written down to its recoverable amount.
Investments and other financial assets
The Group classifies its financial assets in the following measurement categories:

•	those to be measured subsequently at fair value through profit or loss (‘FVTPL’); and

•	those to be measured at amortised cost.
At initial recognition the Group determines whether the cash flows comprise solely payment of principal and interest, and, for any assets which pass this test, the business model under which the financial asset will be held. In most cases, the Group measures a financial asset at its fair value plus, in the case of a financial asset not remeasured to fair value through the consolidated income statement, transaction costs directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at fair value and revalued through the consolidated income statement are expensed in the period when they were incurred. All regular purchases and sales of financial assets are recognized on the date that the Group is committed to the purchase or sale of the asset.
Equity instruments
Unless SES has significant influence, the Group measures all equity investments at fair value. Changes in the fair value of financial assets are recognized in the consolidated income statement, unless the election is made to recognize these changes in other comprehensive income. SES has not made this election for any equity instruments.
Debt instruments
The Group classifies its debt instruments as fair value through profit or loss. A gain or loss on a debt instrument that is subsequently measured at FVTPL is recognized in the consolidated income statement.

Deferred customer contract costs
Deferred customer contract costs relate to expenses incurred to fulfil customer contracts, which are directly related to those contracts. Deferred customer contract costs are expensed on a straight
-
line basis over the term of the contracts, consistent with the pattern of recognition of the associated revenue.
Inventories
Inventories primarily consist of aircraft connectivity equipment associated with the Commercial Aviation business acquired with Intelsat, equipment held for re-sale,
work-in-progress,
related accessories and network equipment spares and are stated at the lower of cost and net realisable value, with cost determined on a weighted average-cost method. Net realisable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.
Obsolescence provisions are recorded on a
category-by-category
basis for aircraft connectivity equipment associated with our commercial aviation business and ground equipment, as required based on management’s review of inventory turnover and aging and business projections concerning future customer requirements.
Trade receivables
Trade receivables are recognized initially at fair value and subsequently measured at amortised cost using the effective interest method, less provision for impairment. For impairment of trade receivables, the Group estimates expected lifetime credit losses that would typically be carried for each receivable based on the credit risk class upon the initial recognition of the receivables. Expected lifetime credit losses are estimated based on historical financial information as well as forward-looking data through the country risk premium. The historical loss rates are adjusted, where appropriate, to reflect forward-looking information, in particular, country risk profiles.
Additional provisions are recognized when specific circumstances or forward-looking information led the Group to believe that additional collectability risk exists with respect to customers that are not adequately reflected in loss expectancy rates. The Group writes off trade receivables when it has no reasonable expectation of recovery. The Group evaluates the credit risk of its customers on an ongoing basis.
Trade and other payables
Trade and other payables are initially recognized at fair value and subsequently carried at amortised cost using the effective interest method.
Fixed assets suppliers
Payables to suppliers of fixed assets are initially recognized at fair value and are subsequently carried at amortised cost using the effective interest method and may also include the net present value of performance incentives that are expected to be payable to the satellite manufacturers, dependent on the continued satisfactory performance of the satellites.
Prepayments
Prepayments represent expenditures paid during the financial year but relating to a subsequent financial year. The prepaid expenses comprise mainly insurance, rental of third-party satellite capacity, advertising expenses as well as loan origination costs related to loan facilities which have not been drawn.

Treasury shares
Treasury shares may be acquired by the Group either in the framework of share buyback programs or in connection with share-based compensation plans. They are presented as a set off to equity in the consolidated statement of financial position. Gains and losses on the purchase, sale, issue or cancellation of treasury shares are not recognized in the consolidated income statement, but rather in the equity.
Cash and cash equivalents
Cash and cash equivalents comprise cash at banks and on hand, deposits and short-term, highly liquid investments readily convertible to known amounts of cash and subject to insignificant risk of changes in value. Cash on hand and in banks and short-term deposits which are held to maturity are carried at fair value.
Revenue recognition
Revenues are generated predominantly from customer service agreements for the provision of satellite capacity over contractually agreed periods, including short-term occasional use capacity, with the associated uplinking and downlinking services as appropriate. Other revenue-generating activities mainly include sale of customer equipment; platform services; subscription revenue; income received in connection with satellite interim missions; installation and other engineering services and proceeds from the sale of transponders if the revenue recognition criteria for the transaction are met. Commercial aviation revenue is primarily earned from providing connectivity and entertainment services and through sales of equipment.
Revenue is measured based on the consideration to which the Group expects to be entitled in a contract with a customer and excludes amounts collected on behalf of third parties. The Group recognizes revenue as and when control of a good or service is transferred to a customer.
Contract modifications are accounted for either as a separate contract or as part of the existing contract, depending on the nature of the modification. The Group accounts for a modification as a separate contract if:

•	the scope of the contract increases because of the addition of distinct goods or services, and

•	the price of the contract increases by an amount of consideration that reflects the stand-alone selling prices of the additional goods or services.
A modification that does not meet the above criteria to be accounted for as a separate contract is accounted for as an adjustment to the existing contract, either prospectively or through a cumulative catch-up
adjustment. The determination depends on whether the remaining goods or services to be provided to the customer under the modified contract are distinct from those already provided, in which case the modification results in a prospective adjustment to revenue recognition.
For contracts in which the Group sells multiple goods and services, the Group evaluates at contract inception whether the goods and services represent separate performance obligations. The Group offers contracts for the provision of satellite capacity services, sale of equipment and a bundle of satellite capacity services, equipment, and services such as service-type warranties. Revenue is recognized separately for capacity, equipment, and services such as service-type warranties as the goods and services are separately identifiable, and the customer can benefit from the goods or services on their own or with other readily available resources. When they represent separate performance obligations, the Group allocates consideration to the goods and services based on relative standalone selling prices using either an expected cost plus a margin approach or an adjusted market assessment approach. When they do not represent separate performance obligations, the Group records revenue related to the single performance obligation over the contract period.

Where a contract contains elements of variable consideration, the Group estimates the amount of variable consideration to which it will be entitled under the contract. Variable consideration can arise, for example, as a result of variable prices, incentives or other similar items. Variable consideration is only included in the transaction price if, and to the extent that, it is highly probable that its inclusion will not result in a significant revenue reversal in the future when the uncertainty has been subsequently resolved.
The Group occasionally receives
non-cash
consideration as part of a revenue transaction. The Group measures non-cash
consideration at fair value unless it is unable to reasonably estimate fair value, in which case the Group measures the consideration indirectly based on the standalone selling price of the goods or services promised to the customer.
Revenue from provision of satellite capacity, communications infrastructure services, and related services
For the Group’s contracts to provide satellite capacity, communications infrastructure services, and related services, the Group makes the services available to customers in a series of time periods that are distinct and have the same pattern of transfer to the customer. The increments of time can vary from hours to months. This applies whether we provide the satellite capacity services for a contract using a single transponder or multiple transponders, or for a contract using a single beam or multiple beams on one or several satellites. The distinct units of volume of satellite capacity for each contract are substantially the same and have the same pattern of transfer to the customer and therefore are treated as a single performance obligation. Revenue from customers under service agreements for these services is generally recognized on a straight-line basis over the duration of the respective contracts, including any free-of-charge
periods. Using a straight-line measure of progress most faithfully depicts the Group’s performance because the Group makes available a consistent level of capacity over each distinct time period. For certain performance obligations, we use a cost-based input method to recognize revenue if we determine that a basis reflecting the costs incurred to date relative to the total costs expected to be incurred better reflects the pattern of transfer of control of the services to the customer. Revenue will cease to be recognized if there is an indication of a significant deterioration in a customer’s ability to pay for the remaining goods or services.
Revenue from the sale of equipment
SES equipment may be sold either on a standalone basis for which one contract includes only a sale of equipment or as part of a bundle for which one contract includes the sale of capacity, equipment, and lifecycle services.
When equipment is sold on a standalone basis, the Group recognizes revenue for the sale of equipment at a point in time when it transfers control of the equipment to the customer, which is typically when the Group transfers title, physical possession, and the significant risks and rewards of the equipment to the customer. The Group’s equipment contracts do not typically contain a right of return.
When equipment is sold on a bundle basis together with other services, the Group determines the level of customization of the equipment being sold. Our customers typically may use the equipment we sell interchangeably with satellite capacity provided by the Group or other satellite operators and do not require significant integration, customization, or modification services. Such equipment is treated as a separate performance obligation from the bundle and is recognized in the same manner as equipment sold on a standalone basis as described above.
The Group may offer warranties on equipment. Our warranties that are separately priced or offered as extended warranties lasting more than one year provide a service beyond ensuring the goods will function as expected and are considered service-type warranties. The Group treats service-type warranties as separate performance obligations and recognizes revenue on a straight-line basis over the duration of the warranty period. Using a straight-line measure of progress most faithfully depicts the Group’s performance due to the nature of the Group’s stand ready obligation during the warranty period. The Group also offers standard warranties with contract durations which are typically one year, require us to repair or replace a delivered good if it does not function as expected, and represent assurance-type warranties. Standard warranties do not represent performance obligations separate from the related equipment, and revenue related to standard warranties is recognized at the same time as the related equipment.
The Group provides warranties on parts and labor related to commercial aviation products. The warranty terms range from one to five years.
Subscription revenue
The subscription revenue related to HD Plus services is recorded on a linear basis over the term of the subscription agreement.
Revenue generated by engineering services
For engineering services, the Group recognizes revenue over time on a basis reflecting the costs incurred to date relative to the total costs expected to be incurred since this best reflects the pattern of transfer of control of the services to the customer.
IRIS
2
revenues
The IRIS² project is a European Union flagship initiative aimed at delivering secure and resilient connectivity services to EU institutions, member states, and commercial users. Structured as a Public-Private Partnership, the EU retains asset ownership, while a consortium of private investors—including SES—receives access rights to commercialize a portion of the constellation’s capacity. During the initial design phase, SES’s performance obligations primarily comprise engineering services, including feasibility studies and contributions to the IRIS² proof of concept. SES recognizes revenue over time using the input method, based on the proportion of resources consumed or effort expended, relative to total expected inputs. When SES engages third parties for portions of the studies, it assesses whether it acts as principal or agent.
Lease income
Lease income from operating leases where the Group is lessor is recognized on a straight-line basis over the lease term. The respective right-of-use
assets are included in the consolidated statement of financial position together with other assets of the same category.
C-band
repurposing income
Income from successfully meeting the separate Phase 1 and Phase 2
C-band
Accelerated Relocation Payment deadlines was recognized when the Group had successfully completed Phase 1 and Phase 2 Accelerated Relocations, respectively, and had received validation of the respective relocation certification from the U.S. Federal Communications Commission’s (‘FCC‘) Wireless Telecommunications Bureau.
Income arising from settlements from the Clearinghouse is recognized when the expenses have been incurred and the Group has obtained reasonable assurance that the costs will be reimbursed and that it will comply with the requirements attached to the reimbursement. The Group believes it obtains such reasonable assurance either when the RPC specifically validates the costs as being reimbursable, or where the costs fall within applicable cost ranges published by the Clearinghouse in its cost catalogue. More details are given in Note 39.

Other income
Other income arising from settlements under insurance claims and decreases in provisions for in-orbit
incentives is recognized when it is virtually certain of being realized.
Other
non-operating
income / expenses (net)
Other
non-operating
income / expenses (net) include net gains or losses arising from activities not related to the entity’s principal revenue-generating operations such as fair value gains or losses on financial assets or financial liabilities, as well as income from structured financing.
Contract assets and contract liabilities
Assets and liabilities related to contracts with customers include trade receivables, unbilled accrued revenue, deferred customer contract costs, and deferred income.
Customer payments received in advance of the provision of service are recorded as contract liabilities and presented as ‘Deferred income’ in the statement of financial position. For significant advance payments, interest is accrued on the amount received at the effective interest rate at the time of receipt. The Group’s contracts at times contain prepayment terms that range from one month to one year in advance of providing the service. If the period of time between when the Group transfers a promised good or service to a customer and when the customer pays for that good or service is one year or less, the Group does not make an adjustment to the transaction price for the effects of a significant financing component.
With respect to a small subset of newly acquired contracts with advance payments that contain prepayment terms greater than one year and up to fifteen years, a significant financing component exists and is computed by considering the difference between the amount of promised consideration and the cash selling price of the promised services.
The unbilled portion of recognized revenues is recorded as a contract asset and presented as ‘unbilled accrued revenue’ within ‘Trade and other receivables’, allocated between current and non-current
as appropriate.
Customer payments are generally due in advance or by the end of the month of capacity service.
Dividends
The Company declares dividends after the consolidated financial statements for the year have been approved. Accordingly, dividends are recorded in the subsequent year’s consolidated financial statements.
Provisions
Provisions are recognized when the Group has a present legal or constructive obligation as a result of a past event and it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and the amount can be reliably estimated. Provisions are measured at the present value of management’s best estimate of the expenditure required to settle the present obligation at the end of the reporting period.
Borrowings
Borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently carried at amortised cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the consolidated income statement over the period of the borrowings using the effective interest method.

Fees paid on the establishment of loan facilities are recognized as origination costs of the loan to the extent that it is probable that some or all of the facility will be drawn down. In this case, the fee is deferred until the draw-down occurs.
Contingent value rights
CVRs are classified as a financial liability at the acquisition date since they represent contingent consideration to be settled in cash They are measured at fair value at the acquisition date and, as described in more detail in Notes 4 and 23, are remeasured to fair value at each reporting date, with changes in fair value being recognized through the consolidated income statement until they are settled.
Current taxes
Current tax assets and liabilities for current and prior periods are measured at the amount expected to be recovered from, or paid to, the tax authorities. The tax rates and laws used to compute these amounts are those enacted, or substantively enacted, at the reporting date.
Deferred taxes
Deferred tax is determined using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.
Deferred tax liabilities are recognized for all taxable temporary differences, except:

•
where the deferred tax liability arises from the initial recognition of goodwill or of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

•
in respect of taxable temporary differences associated with investments in subsidiaries where the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

•
Deferred tax assets are recognized for all deductible temporary differences, carry-forward of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry-forward of unused tax credits and unused tax losses can be utilised except:

•
where the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

•
in respect of deductible temporary differences associated with investments in subsidiaries, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilised.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilised. Unrecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates and tax laws which have been enacted, or substantively enacted, at the reporting date.
Deferred taxes are classified according to the classification of the underlying temporary difference either as income or as an expense included in profit or loss, or in other comprehensive income or directly in equity.
Tax benefits acquired as part of a business combination but not satisfying the criteria for separate recognition at that date, are recognized subsequently if new information about facts and circumstances change. The adjustment is either treated as a reduction in goodwill (as long as it does not exceed goodwill) if it was incurred during the measurement period or recognized in profit or loss.
Deferred tax assets and liabilities are offset, if a legally enforceable right exists to set off current tax assets against current tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.
Translation of foreign currencies
The consolidated financial statements are presented in euro (EUR), which is the Company’s functional and presentation currency. Each entity in the Group determines its own functional currency and items included in the financial statements of each entity are measured using that functional currency.
Transactions in foreign currencies are initially recorded in the entity’s functional currency at the exchange rate prevailing at the date of the transaction. The cost of non-monetary
assets is translated at the rate applicable at the date of the transaction. All other assets and liabilities are translated at closing rates of the period. During the year, expenses and income expressed in foreign currencies are recorded at exchange rates which approximate the rate prevailing on the date they occur or accrue. All exchange differences resulting from the application of these principles are included in the consolidated income statement.
The Group considers that monetary long-term receivables or loans with a subsidiary that is a foreign operation for which settlement is neither planned nor likely to occur in the foreseeable future is, in substance, a part of the entity’s net investment in that foreign operation. The related foreign exchange differences and income tax effect of the foreign exchange differences are included in the foreign currency translation reserve within equity. On disposal of a foreign operation, the deferred cumulative amount recognized in equity relating to that foreign operation is reclassified to the consolidated income statement.
Goodwill and fair value adjustments arising on the acquisition of a foreign entity are treated as assets and liabilities of the foreign entity and translated at the closing rate.
The assets and liabilities of consolidated foreign operations are translated into euro at the year-end
exchange rates, while the income and expense items of these foreign operations are translated at the average exchange rate of the year. The related foreign exchange differences are included in the foreign currency translation reserve within equity. On disposal of a foreign operation, the deferred cumulative amount recognized in equity relating to that foreign operation is reclassified to the consolidated income statement as part of the gain or loss on disposal.
The US dollar exchange rates used by the Group during the year were as follows:

	Average rate for 2025	Closing rate for 2025	Average rate for 2024	Closing rate for 2024	Average rate for 2023	Closing rate for 2023
USD	1.1199	1.1750	1.0863	1.0389	1.0797	1.1050
Basic earnings per share
The Company’s capital structure consists of Class A and Class B shares, entitled to the payment of annual dividends as approved by the shareholders at their annual meetings. Holders of Class B shares participate in earnings and are entitled to 40% of the dividends payable per Class A share. Basic earnings per share is calculated by dividing the net profit attributable to ordinary shareholders, adjusted by deducting the assumed coupon, net of tax, on the perpetual bonds, by the weighted average number of common shares outstanding during the period as adjusted to reflect the economic rights of each class of shares.
Diluted earnings per share
Diluted earnings per share adjusts the figures used in the determination of basic earnings per share to reflect the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares.
Derivative financial instruments and hedging
The Group recognizes all derivatives at fair value in the consolidated statement of financial position. The fair value of the over-the-counter
derivatives is determined by commonly used valuation techniques. The Group may use derivative financial instruments to hedge its risks associated with foreign currency and interest rate fluctuations. Changes in the fair value of derivatives are recorded in the consolidated income statement or in accordance with the principles below where hedge accounting is applied.

•	Fair value hedges
Changes in the fair value of derivatives that are designated and qualify as fair value hedges are recorded in the consolidated income statement, together with any changes in the fair value of the hedged asset or liability that are attributable to the hedged risk.

•	Cash flow hedges
In relation to cash flow hedges to hedge firm commitments or forecasted transactions, the portion of the gain or loss on the hedging instrument that is determined to be an effective hedge is recognized directly in equity as other comprehensive income with the ineffective portion being recognized in the consolidated income statement as finance income or cost. When the hedged commitment results in the recognition of an asset or a liability, then, at the time the asset or liability is recognized, the associated gains or losses that had previously been recognized in equity are included in the initial measurement of the acquisition cost or carrying amount of the asset or liability.

•	Hedge of a net investment in a foreign operation
Changes in the fair value of a derivative or
non-derivative
instrument that is designated as a hedge of a net investment are recorded in the foreign currency translation reserve within equity to the extent that it is deemed to be an effective hedge. The ineffective portion is recognized in the consolidated income statement as a financial income or expense.
Hedge accounting is discontinued when the hedging instrument expires or is sold, terminated or exercised, the hedge no longer qualifies for hedge accounting. At that point in time, any cumulative gain or loss on the hedging instrument recognized in equity is kept in equity until the forecasted transaction occurs. If a hedged transaction is no longer expected to occur, the net cumulative gain or loss recognized in equity is transferred to net profit or loss for the period.

The Group formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes allocating all derivatives that are designated as net investment hedges to specific assets and liabilities in the consolidated statement of financial position. The Group also formally assesses both at the inception of the hedge and on an ongoing basis, whether each derivative is highly effective in offsetting changes in fair values or cash flows of the hedged item. If it is determined that a derivative is not highly effective as a hedge, or if a derivative ceases to be a highly effective hedge, the Group will discontinue hedge accounting prospectively. The ineffective portion of hedge is recognized in profit or loss.
Derecognition of financial assets and liabilities

1	Financial assets
A financial asset is derecognized where:

•	the right to receive cash flows from the asset has expired;

•	the Group retains the right to receive cash flows from the asset but has assumed an obligation to pay them in full without material delay to a third party under a ‘pass-through’ arrangement;

•	the Group has transferred its rights to receive cash flows from the asset and either:

•	has transferred substantially all the risks and rewards of the asset; or

•	has neither transferred nor retained substantially all the risks and rewards of the asset but has transferred control of that asset.

2	Financial liabilities
A financial liability is derecognized when the obligation under the liability is discharged, cancelled or expired. Where an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, and the difference in the respective carrying amount is recognized in profit or loss.
Offsetting financial instruments
Financial assets and liabilities are offset, and the net amount reported in the consolidated statement of financial position when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously. The legally enforceable right must not be contingent on future events and must be enforceable in the normal course of business and in the event of default, insolvency or bankruptcy of the Company or the counterparty.
Employee benefit obligations

•	Defined benefit pension plans
The liability or asset recognized in the consolidated statement of financial position in respect of defined benefit pension plans is the present value of the defined benefit obligation at the end of the reporting period less the fair value of plan assets. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method.

The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms approximating to the terms of the related obligation.
The net interest cost is calculated by applying the discount rate to the net balance of the defined benefit obligation and the fair value of plan assets. This cost is included in employee benefit expense in the consolidated income statement.
Remeasurement gains and losses arising from experience adjustments and changes in actuarial assumptions are recognized in the period in which they occur, directly in other comprehensive income. They are included in retained earnings in the statement of changes in equity and in the consolidated statement of financial position.
Changes in the present value of the defined benefit obligation resulting from plan amendments or curtailments are recognized immediately in profit or loss as past service costs.

•	Defined contribution plans
The Company and certain subsidiaries operate defined contribution pension plans.
A defined contribution plan is a pension plan under which the Group pays fixed contributions to a third-party financial institution. The Group has no legal or constructive obligation to pay further contributions if the financial institution’s pension fund does not hold sufficient assets to pay all employees the benefits relating to employee service in the current and prior periods.
For defined contribution plans, the Group pays contributions to publicly or privately administered pension insurance plans on a mandatory, contractual or voluntary basis. The Group has no further payment obligations once the contributions have been paid. The contributions are recognized as employee benefit expense when they are due. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available.
Share-based payments

•	Equity-settled share-based compensation plans
Employees (including senior executives) of the Group receive remuneration in the form of share-based compensation transactions, whereby employees render services as consideration for equity instruments (‘equity-settled transactions’). The cost of equity-settled transactions is measured by reference to the fair value at the date on which they are granted. The fair value is determined by an external valuer using a binomial model for the Stock Appreciation Rights Plan (‘STAR Plan’) and Equity Based Compensation Plan comprising options (‘EBCP Option Plan’). The fair value of EBCP RS is estimated at the date of the grant by restating discounted dividends from share price and taking into account the terms and conditions upon which the shares were granted. The fair value of EBCP PS is estimated at the date of the grant using a Monte-Carlo simulation model and taking into account the terms and conditions upon which the shares were granted. Further details are given in Note 28. In valuing equity-settled transactions, no account is taken of any non-market
performance conditions, the valuation being linked only to the price of the Company’s shares, if applicable.
The cost of equity-settled transactions is recognized, together with a corresponding increase in equity, over the period in which the performance and/or service conditions are fulfilled, ending on the date on which the relevant employees become fully entitled to the award (the vesting date). The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The consolidated income statement charge or credit for a period represents the movement in the cumulative expense recognized as at the beginning and end of that period. No expense is recognized for awards that do not ultimately vest.
The dilutive effect of outstanding options is reflected as additional share dilution in the computation of earnings per share (see Note 13).

•	Cash-settled share-based compensation plans
A liability is recognized for the fair value of cash-settled transactions. The fair value is measured initially at each reporting date up to and including the settlement date, with changes in fair value recognized in employee benefits expense. The fair value is expensed over the period until the vesting date with recognition of a corresponding liability. Further details are given in Note 28.
Deeply Subordinated Fixed Rate Resettable Securities
The Deeply Subordinated Fixed Rate Securities (“Perpetual Bonds”) issued by the Company are classified as equity when the Company has no contractual obligation to redeem the securities, and coupon payments may be deferred under certain circumstances (more details are given in Note 26) and recorded at fair value at inception. Subsequent changes in fair value are not recognized in equity. Coupon accruals are considered in the determination of earnings for calculating earnings per share (see Note 13).
Subsequent changes in fair value are not recognized in the financial statements. The Perpetual Bonds are presented as borrowings from the point at which the Group issues a Notice of Redemption to bondholders (see Note 26).
Deeply Subordinated Fixed Rate Securities issued by the Company are classified as borrowings at inception when the Company has a contractual obligation to redeem the securities and make coupon payments.
Leases
The determination as to whether an arrangement is, or contains, a lease is based on the substance of the arrangement at the inception date, primarily whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Control is conveyed where the Group as lessee or the Group’s customer has both the right to direct the identified asset’s use and to obtain substantially all the economic benefits from that use. Assets and liabilities arising from a lessee lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

•	fixed payments (including in-substance fixed payments), less any lease incentives receivable;

•	variable lease payments that are based on an index or a rate;

•	amounts expected to be payable by the lessee under residual value guarantees;

•	the exercise price of a purchase option if the lessee is reasonably certain to exercise that option; and

•	payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option.
Lease payments are discounted based on a range of rates, as applicable to the maturities of the individual leases. At the commencement of a lease the Group recognizes a lease asset and a lease liability. The lease liability is initially measured at the present value of the lease payments payable over the lease term. Lease payments are apportioned between the finance charges and reduction of the lease liability to achieve a constant rate of interest on the remaining balance of the liability. Finance costs are charged directly to expense.
Leases in which the Company is the lessor are evaluated for lease and non-lease
components, and the components are accounted for separately. Judgment is required in determining the allocation between lease components and also between the lease and non-lease components.
In its accounting policies the Group applies the following practical expedients:

•	not accounting for leases ending within 12 months of the date of the initial application; and

•	not accounting for leases for low value assets.